Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000250874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Opportunity Fund
C000250873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Opportunity Fund
C000250877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald High Income Fund
Average Annual Return, Percent	(0.77%)	2.19%	3.84%	3.65%
C000250878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald High Income Fund
Without Sales Load [Member] | C000250877
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%	6.46%	4.68%	4.07%
Without Sales Load [Member] | C000250878
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	6.80%	4.94%	4.29%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	4.57%	10.28%	5.97%	5.38%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	4.57%	10.28%	5.97%	5.38%
MSCI USA Mid Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid Cap Index
MSCI USA Mid Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid Cap Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%	6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%	6.08%	(0.73%)	1.76%